Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 14,854,960
Intangible assets, ending balance	14,592,523	R$ 14,854,960
Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,336,003	2,382,138
Additions/(Amortization)	(983,061)	(936,731)
Write-offs
Transfers	1,575,776	890,596
Intangible assets, ending balance	2,928,718	2,336,003
Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	8,630,978	9,416,332
Additions/(Amortization)	(855,087)	(830,657)
Write-offs
Transfers	35,340	45,303
Intangible assets, ending balance	7,811,231	8,630,978
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,112,169	3,112,169
Additions/(Amortization)
Write-offs
Transfers
Intangible assets, ending balance	3,112,169	3,112,169
Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	104,433	110,415
Additions/(Amortization)	(11,996)	(11,096)
Write-offs
Transfers	7,544	5,114
Intangible assets, ending balance	99,981	104,433
List Of Customers [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	165,410	198,492
Additions/(Amortization)	(33,082)	(33,082)
Write-offs
Transfers
Intangible assets, ending balance	132,328	165,410
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	169,547	201,629
Additions/(Amortization)	(41,630)	(41,192)
Write-offs
Transfers	3,336	9,110
Intangible assets, ending balance	131,253	169,547
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	336,420	203,866
Additions/(Amortization)	1,662,419	1,082,832
Write-offs		(155)
Transfers	(1,621,996)	(950,123)
Intangible assets, ending balance	376,843	336,420
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	47,460,121	46,313,583
Additions/(Amortization)	1,706,746	1,146,747
Write-offs	(1,132)	(209)
Transfers
Intangible assets, ending balance	49,165,735	47,460,121
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	24,058,388	23,167,846
Additions/(Amortization)
Write-offs	(1,132)	(54)
Transfers	1,575,776	890,596
Intangible assets, ending balance	25,633,032	24,058,388
Gross carrying amount [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	18,903,457	18,794,239
Additions/(Amortization)	44,327	63,915
Write-offs
Transfers	35,340	45,303
Intangible assets, ending balance	18,983,124	18,903,457
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,112,169	3,112,169
Additions/(Amortization)
Write-offs
Transfers
Intangible assets, ending balance	3,112,169	3,112,169
Gross carrying amount [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	212,703	207,589
Additions/(Amortization)
Write-offs
Transfers	7,544	5,114
Intangible assets, ending balance	220,247	212,703
Gross carrying amount [member] | List Of Customers [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	253,629	253,629
Additions/(Amortization)
Write-offs
Transfers
Intangible assets, ending balance	253,629	253,629
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	583,355	574,245
Additions/(Amortization)
Write-offs
Transfers	3,336	9,110
Intangible assets, ending balance	586,691	583,355
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	336,420	203,866
Additions/(Amortization)	1,662,419	1,082,832
Write-offs		(155)
Transfers	(1,621,996)	(950,123)
Intangible assets, ending balance	376,843	336,420
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(32,605,161)	(30,688,542)
Additions/(Amortization)	(1,969,183)	(1,916,673)
Write-offs	1,132	54
Transfers
Intangible assets, ending balance	(34,573,212)	(32,605,161)
Accumulated depreciation and amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(21,722,385)	(20,785,708)
Additions/(Amortization)	(983,061)	(936,731)
Write-offs	1,132	54
Transfers
Intangible assets, ending balance	(22,704,314)	(21,722,385)
Accumulated depreciation and amortisation [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(10,272,479)	(9,377,907)
Additions/(Amortization)	(899,414)	(894,572)
Write-offs
Transfers
Intangible assets, ending balance	(11,171,893)	(10,272,479)
Accumulated depreciation and amortisation [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(108,270)	(97,174)
Additions/(Amortization)	(11,996)	(11,096)
Write-offs
Transfers
Intangible assets, ending balance	(120,266)	(108,270)
Accumulated depreciation and amortisation [member] | List Of Customers [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(88,219)	(55,137)
Additions/(Amortization)	(33,082)	(33,082)
Write-offs
Transfers
Intangible assets, ending balance	(121,301)	(88,219)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(413,808)	(372,616)
Additions/(Amortization)	(41,630)	(41,192)
Write-offs
Transfers
Intangible assets, ending balance	(455,438)	(413,808)
Total Intangible Assets Net [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	14,854,960	15,625,041
Additions/(Amortization)	(262,437)	(769,926)
Write-offs		(155)
Transfers
Intangible assets, ending balance	R$ 14,592,523	R$ 14,854,960